RELATED PARTY TRANSACTIONS (Additional Information) (Detail) - Chairman And Chief Executive Officer - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Rent revenue from an entity 100% owned by the Company's Related Party	$ 2,700	$ 1,000	$ 9,000	$ 36,000
Pacific Oaks Plaza
Related Party Transaction [Line Items]
Percentage owned	100.00%		100.00%